Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 17 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued.

Nasdaq Deficiency Notices

The Nasdaq granted the Company an exception until October 16, 2023, to file its 2022 Form 10-K and First and Second Quarter 2023 Forms 10-Q (the “Delayed Reports”). The Nasdaq Notice had no immediate effect on the listing of the Company’s Common Stock on The Nasdaq Stock Market LLC. The Company filed its 2022 Form 10-K, First Quarter 2023 Form 10-Q and Second Quarter 2023 Form 10-Q, on November 28, 2023, November 28, 2023 and December 12, 2023, respectively.

On October 17, 2023, the Company received the Staff Determination from the Listing Qualifications Department of Nasdaq notifying the Company that it was not in compliance with Nasdaq’s continued listing requirements under the Listing Rule as a result of its failure to file the Delinquent Reports in a timely manner. The Company timely requested a hearing before the Nasdaq Hearings Panel (the “Panel”), and the Panel scheduled a hearing for January 11, 2024.

Mack Molding Modification Agreement

On October 27, 2023, and with an effective date as of October 18, 2023, the Company entered into a Modification and Settlement Agreement (the “Modification Agreement”) with Mack Molding Company (“Mack”). Pursuant to the Modification Agreement, the Company and Mack agreed to settle an outstanding dispute under the Supply Agreement between the parties dated December 7, 2020 (the “Supply Agreement”). The Modification Agreement requires the Company to make payments of $500,000 and $250,000 to Mack on or before November 1, 2023 and February 15,

2024, respectively. The Company has made the first of these two payments in the amount of $500,000. Following the November 1, 2023 payment, the Company is entitled to take possession of certain Vertical Farming Units (“VFUs”) that were assembled under the Supply Agreement. The Modification Agreement also requires the Company to purchase from Mack a minimum of 25 VFUs per quarter for each quarter during 2024 and a minimum of 50 VFUs per quarter for the six quarters beginning with the first quarter of 2025. The Company is required to pay a storage fee of $25,000 per month for VFUs subject to the Modification Agreement.

Additionally, as part of the Modification Agreement, the Company agreed to issue to Mack a warrant to purchase 750,000 shares of Common Stock. The warrant has an exercise price of $4.00 per share, was exercisable upon issuance, has a term of three years from the date of issuance, and is exercisable on a cash basis unless at the time of exercise there is no effective registration statement for the resale of the underlying shares, in which case the warrant may be exercised on a cashless exercise basis at Mack’s election.

Note Purchase

On October 27, 2023, CP Acquisitions LLC (the “New Lender”), an entity affiliated with and controlled by Raymond Chang, the Company’s Chief Executive Officer, purchased the Exchange Note and the Convertible Note from their holder (the “Note Purchase”). In connection with the Note Purchase, the New Lender has agreed to waive any events of default under the acquired notes through December 31, 2023 and to enter into an agreement with the Company to extend the maturity date thereon to December 31, 2025.

Warrant Issuance

On October 27, 2023, as a condition precedent to the Note Purchase, the Company entered into a letter agreement (the “Letter Agreement”) with the holder of the Exchange Note and the Convertible Note. Pursuant to the agreement, the Company agreed to exchange $3.0 million in principal and approximately $1.1 million in accrued but unpaid interest outstanding under the Exchange Note to purchase 2,809,669 shares of common stock (the “Exchange Warrant”). Additionally, the Company agreed to exchange the 375,629 shares of common stock held in abeyance for the Investor under the terms of the Letter Agreement for a warrant to purchase 375,629 shares of common stock (the “Abeyance Warrant”).

Each warrant has an exercise price of $0.001 per share, was exercisable upon issuance, has a term of five years from the date of issuance and is exercisable on a cash basis or on a cashless exercise basis at the holder’s election.

The Exchange Warrant provides that in the event that Raymond Chang or his affiliates acquire securities from the Company, exercise convertible securities or amend the terms of convertible securities at a purchase or conversion price lower than $1.46, then the number of shares of common stock underlying Exchange Warrant will be increased to an amount equal to $3.0 million divided by such purchase or conversion price, subject to proportional adjustment in the event the Exchange Warrant has been partially exercised. Additionally, in the event that the Company has not issued equity securities in exchange for gross proceeds of at least $3.0 million to Mr. Chang or his affiliates (subject to certain offsets) by the third calendar day after the date when the Company receives stockholder approval, then on December 26, 2023, the number of shares of common stock underlying Exchange Warrant will be increased to an amount equal to $3.0 million divided by the Minimum Price as defined under Nasdaq listing rules, subject to proportional adjustment in the event the Exchange Warrant has been partially exercised.

The Letter Agreement requires that the Company issue equity securities to Mr. Chang or his affiliates for aggregate gross proceeds of at least $3.0 million, minus any funds advanced by Mr. Chang to the Company since July 1, 2023.

Note Amendment and Secured Promissory Note

On October 27, 2023, GIC and the Company amended and restated the Related Party Note (the “Restated Related Party Note”). Pursuant to the terms of the Restated Related Party Note, the Maturity Date was extended until December 31, 2023 and the Company granted a security interest in the Company’s assets that ranks junior to the Exchange Note and the Convertible Note.

Concurrent with the Restated Related Party Note, the Company issued a junior secured promissory note (the “Junior Secured Note”) to the New Lender. Pursuant to the Junior Secured Note, the New Lender will lend up to $3,000,000 to the Company, of which $2,000,000 was drawn. The Junior Secured Note bears interest at a rate of 10% per annum, will mature in full on December 31, 2023, and may be prepaid without any fee or penalty. The Junior Secured Note is a secured obligation of the Company that ranks junior to the notes acquired in the Note Purchase

On December 4, 2023, the New Lender and the Company amended and restated the Junior Secured Note (the “Junior Secured Note Amendment”). Pursuant to the terms of the Junior Secured Note Amendment, the maximum principal amount that may be loaned by CP to the Company was increased to $4,000,000.

Note 19 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued.

Chief Financial Officer Resignation and Appointment of Raymond Chang as principal financial and accounting officer

On January 2, 2023, Timothy R. Oakes, the Chief Financial Officer (“CFO”) of the Company, notified the Company that he would resign as CFO effective as of February 28, 2023 (the “Effective Date”) to pursue other opportunities. Mr. Oakes’ resignation did not result from any disagreement regarding the Company’s operations, policies or practices. Mr. Oakes assisted with the resulting transition ahead of the Effective Date. In connection with Mr. Oakes’ resignation, the Company is continuing its process to identify a replacement Chief Financial Officer. Further, Raymond Chang, the Company’s Chief Executive Officer, will serve as the Company’s principal financial and accounting officer.

Nasdaq Deficiency Notices

On January 19, 2023, the Company received a deficiency letter from the Staff of Nasdaq notifying the Company that, for the previous 30 consecutive business days, the bid price for its Common Stock had closed below $1.00 per share, which is the minimum closing price required to maintain a continued listing on The Nasdaq Capital Market under the Minimum Bid Requirement. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company had 180 calendar days to regain compliance with the Minimum Bid Requirement. To regain compliance with the Minimum Bid Requirement, the closing bid price of the Company’s Common Stock had to be at least $1.00 per share for a minimum of 10 consecutive trading days during this 180-day compliance period, unless the Staff exercised its discretion to extend the minimum trading day period pursuant to Nasdaq Listing Rule 5810(c)(3)(G). On July 19, 2023, the Company received a notice from Nasdaq confirming its recompliance with the minimum bid price rule.

As disclosed in a Current Report on Form 8-K filed on April 17, 2023, the Company’s audit committee concluded that, as a result of inadvertent errors in the accounting for warrants previously issued by the Company, it was appropriate to restate the Company’s previously issued unaudited condensed consolidated interim consolidated financial statements as of and for the quarterly periods ended March 31, 2022, June 30, 2022, and September 30, 2022 included in the Company’s Quarterly Reports on Form 10-Q for such periods in amended quarterly reports for the affected periods. As a result of such restatements, the Company was unable to timely file the Form 10-K, the First Quarter 2023 Form 10-Q, and the Second Quarter 2023 Form 10-Q without unreasonable effort or expense.

On April 18, 2023, the Company received a notice from Nasdaq (the “April Nasdaq Notice”) that it was noncompliant with Nasdaq Listing Rule 5250(c)(1) as a result of its failure to file its Annual Report on Form 10-K with the SEC by the required due date.

On May 17, 2023, the Company received a second notice from Nasdaq (the “May Nasdaq Notice”) that it remained noncompliant with Nasdaq Listing Rule 5250(c)(1) as a result of its failure to file its Quarterly Report on Form 10-Q for the quarter ended March 31, 2023 (the “First Quarter Form 10-Q”) with the SEC by the required due date.

On August 16, 2023, the Company received a third notice from Nasdaq that it remain noncompliant with Nasdaq Listing Rule 5250(c)(1) as a result of its failure to file its Quarterly Report on Form 10-Q for the fiscal quarter ended June 30, 2023 (the “Second Quarter Form 10-Q”) with the SEC by the required filing date (the “August Nasdaq Notice” and, together with the April Nasdaq Notice and the May Nasdaq Notice, the “Nasdaq Notices”).

The Nasdaq granted the Company an exception until October 16, 2023, to file its 2022 Form 10-K and First and Second Quarter 2023 Forms 10-Q (the “Delayed Reports”). The Nasdaq Notice had no immediate effect on the listing of the Company’s common stock on The Nasdaq Stock Market LLC.

On October 17, 2023, the Company received the Staff Determination from the Listing Qualifications Department of Nasdaq notifying the Company that it was not in compliance with Nasdaq’s continued listing requirements under the Listing Rule as a result of its failure to file the Delinquent Reports in a timely manner. The Company timely requested a hearing before the Nasdaq Hearings Panel (the “Panel”), and the Panel scheduled a hearing for January 11, 2024.

Bowdoin Litigation

On February 22, 2023, Bowdoin Construction Corp. (“Bowdoin”) filed a complaint in the Superior Court of Massachusetts in Norfolk County naming the Company, Bud & Mary’s and certain related parties as defendants. The Bowdoin Complaint relates to a construction contract between Bowdoin and Agrify relating to the property that is the subject of the Bud & Mary’s Complaint and alleges breach of contract by Bud & Mary’s and by Agrify due to nonpayment of approximately $7.0 million due under the contract and related indemnification claims and mechanics’ liens. Certain of Bowdoin’s subcontractors have filed ancillary civil actions, some seeking direct recovery of sums (which sums are understood to be subsumed in/covered by Bowdoin’s claims) against the Company. While the Company believes the claim is without merit and will continue to vigorously defend itself against Bowdoin’s allegations, litigation is inherently unpredictable and there can be no assurance that the Company will prevail in this matter.

Amendments to Articles of Incorporation

On March 1, 2023, the Company filed Articles of Amendment (the “Charter Amendment”) to its Articles of Incorporation with the Secretary of State for the State of Nevada. The Charter Amendment increased the number of authorized shares of the Company’s Common Stock from 5,000,000 to 10,000,000, and correspondingly increased the total authorized shares of stock from 8,000,000 to 13,000,000. The Charter Amendment was approved by the Company’s stockholders at the Special Meeting on February 28, 2023 and became effective upon filing.

Securities Exchange Agreement

On March 8, 2023, the Company entered into a new Securities Exchange Agreement (the “March 2023 Exchange Agreement”) with an accredited lender. Pursuant to the March 2023 Exchange Agreement, at closing the Company prepaid approximately $10.3 million in principal amount under the Exchange Note and exchanged $10.0 million in principal amount of the remaining balance of the Exchange Note for a new senior secured convertible note (the “Convertible Note”) with an original principal amount of $10.0 million. The Convertible Note is a senior secured obligation of the Company and ranks senior to all indebtedness of the Company. The Convertible Note will mature on August 19, 2025 and contains a 9.0% annualized interest rate, with interest to be paid monthly, in cash, beginning April 1, 2023.

Concurrently with the closing under the March 2023 Exchange Agreement, the Company and the lender entered into an Amendment to the Exchange Note (the “Note Amendment”). Pursuant to the Note Amendment, the Exchange Note was amended to, among other changes, remove covenants that require the Company not to exceed maximum levels of allowable cash spend while the Exchange Note is outstanding and require the Company to maintain minimum amounts of cash on hand.

On April 26, 2023, the Company entered into a letter agreement with the above referenced accredited lender (the “Letter Agreement”), pursuant to which the Company and the lender agreed to exchange $2.0 million of the remaining outstanding principal amount under the Exchange Note for 445,197 shares of common stock of the Company, subject to a Beneficial Ownership Limitation of 4.99% of the Company’s Common Stock.

Discontinuance of the ATM Program

As of April 1, 2023, after which time the ATM Program was discontinued, the Company sold 629,710 shares of Common Stock, under the ATM Program at an average price of $27.29 per share, resulting in gross proceeds to the Company of $17.2 million, and net proceeds of $16.7 million after commissions and fees to the Agent totaling $516 thousand. $3.0 million of the proceeds under the ATM Program were used to repay amounts due to the Investor under the Exchange Note.

Repricing of Common Stock Warrants

The Company issued 1,338,462 common stock warrants in conjunction with the Company’s public offering from December, 2022. On April 18, 2023, the Company undertook a warrant exercise inducement program, which it later cancelled. As a result, the warrant exercise price was reduced from $13.00 per share to $3.45 per share.

Leases

As of March 31, 2023, the Company extended its lease by three years until March 31, 2026, for the premises located at 2468 Industrial Row Dr., Troy, Michigan 48084.

As of May 23, 2023, the Company extended its lease by three years until July 31, 2026, for the premises located at 2625 S. Santa Fe Dr., Bldg. 1, Units 1H and 1IJ.

Mack Molding Modification Agreement

On October 27, 2023, and with an effective date as of October 18, 2023, the Company entered into a Modification and Settlement Agreement (the “Modification Agreement”) with Mack Molding Company (“Mack”). Pursuant to the Modification Agreement, the Company and Mack agreed to settle an outstanding dispute under the Supply Agreement between the parties dated December 7, 2020 (the “Supply Agreement”). The Modification Agreement requires the Company to make payments of $500,000 and $250,000 to Mack on or before November 1, 2023 and February 15, 2024, respectively. Following the November 1, 2023 payment, the Company will be entitled to take possession of certain Vertical Farming Units (“VFUs”) that were assembled under the Supply Agreement. The Modification Agreement also requires the Company to purchase from Mack a minimum of 25 VFUs per quarter for each quarter during 2024 and a minimum of 50 VFUs per quarter for the six quarters beginning with the first quarter of 2025. The Company is required to pay a storage fee of $25,000 per month for VFUs subject to the Modification Agreement.

Additionally, as part of the Modification Agreement, the Company agreed to issue to Mack a warrant to purchase 750,000 shares of common stock. The warrant has an exercise price of $4.00 per share, was exercisable upon issuance, has a term of three years from the date of issuance, and is exercisable on a cash basis unless at the time of exercise there is no effective registration statement for the resale of the underlying shares, in which case the warrant may be exercised on a cashless exercise basis at Mack’s election.

Warrant Issuance

On October 27, 2023, the Company entered into a letter agreement with the holder of the Exchange Note and the Convertible Note. Pursuant to the agreement, the Company agreed to exchange $3.0 million in principal and approximately $1.1 million in accrued but unpaid interest outstanding under the Exchange Note to purchase 2,809,669 shares of common stock (the “Exchange Warrant”). Additionally, the Company agreed to exchange the 375,629 shares of common stock held in abeyance for the lender under the terms of the Letter Agreement for a warrant to purchase 375,629 shares of common stock (the “Abeyance Warrant”).

Each warrant has an exercise price of $0.001 per share, was exercisable upon issuance, has a term of five years from the date of issuance and is exercisable on a cash basis or on a cashless exercise basis at the holder’s election.

The Exchange Warrant provides that in the event that Raymond Chang or his affiliates acquire securities from the Company, exercise convertible securities or amend the terms of convertible securities at a purchase or conversion price lower than $1.46, then the number of shares of common stock underlying Exchange Warrant will be increased to an amount equal to $3.0 million divided by such purchase or conversion price, subject to proportional adjustment in the event the Exchange Warrant has been partially exercised. Additionally, in the event that the Company has not issued equity securities in exchange for gross proceeds of at least $3.0 million to Mr. Chang or his affiliates (subject to certain offsets) by the third calendar day after the date when the Company receives stockholder approval, then on December 26, 2023, the number of shares of common stock underlying Exchange Warrant will be increased to an amount equal to $3.0 million divided by the Minimum Price as defined under Nasdaq listing rules, subject to proportional adjustment in the event the Exchange Warrant has been partially exercised.

The Letter Agreement requires that the Company issue equity securities to Mr. Chang or his affiliates for aggregate gross proceeds of at least $3.0 million, minus any funds advanced by Mr. Chang to the Company since July 1, 2023.

Note Purchase

On October 27, 2023, CP Acquisitions LLC (the “New Lender”), an entity affiliated with and controlled by Raymond Chang, the Company’s Chief Executive Officer, purchased the Exchange Note and the Convertible Note from their holder. In connection with the Note Purchase, the New Lender has agreed to waive any events of default under the acquired notes through December 31, 2023 and to enter into an agreement with the Company to extend the maturity date thereon to December 31, 2025.

Note Amendment and Secured Promissory Note

On July 12, 2023, the Company issued an unsecured promissory note (the “Note”) in favor of GIC Acquisition, LLC (“GIC”), an entity that is managed by Raymond Chang, the Company’s Chairman and Chief Executive Officer, with an original principal amount of up to $500,000. On October 27, 2023, GIC and the Company amended and restated the Note (the “Restated Note”). Pursuant to the terms of the Restated Note, the Maturity Date was extended until December 31, 2023 and the Company granted a security interest in the Company’s assets that ranks junior to the Exchange Note and the Convertible Note.

Concurrently with the Restated Note, the Company issued a junior secured promissory note (the “Junior Secured Note”) to the New Lender. Pursuant to the Junior Secured Note, the New Lender will lend up to $3,000,000 to the Company. The Junior Secured Note bears interest at a rate of 10% per annum, will mature in full on December 31, 2023, and may be prepaid without any fee or penalty. The Junior Secured Note is a secured obligation of the Company that ranks junior to the Exchange Note and the Convertible Note.